Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Details of Associates
Details of associates as at December 31, 2019 and 2020, are as follows:

	Percentage of ownership (%)		Location	Closing month
	2019	2020
Korea Information & Technology Fund	33.3%	33.3%	Korea	December 31, 2019, December 31, 2020
KT-IBKC Future Investment Fund 1 1	50.0%	50.0%	Korea	December 31, 2019, December 31, 2020
KT-CKP New Media Investment Fund	49.7%	—	Korea	December 31, 2019, December 31, 2020
K Bank Inc.	10.0%	34.0%	Korea	December 31, 2019, December 31, 2020
Hyundai Robotics Co., Ltd. 2	—	10.0%	Korea	December 31, 2019, December 31, 2020

1
At the end of the reporting period, although the Group owns 50% ownership, the equity method of accounting has been applied as the Group, which is a limited partner of the investment fund, because the Group cannot participate in determining the operating and financial policies.

2
At the end of the reporting period, although the Group has less than 20% ownership in ordinary share, this entity is included in investments in associates as the Group has a significant influence in determining the operating and financial policies.

Summary of Changes in Investments in Associates and Joint Ventures
Changes in investments in associates and joint ventures for the years ended December 31, 2019 and 2020, are as follows:

	2019
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures 1		Others		Ending
Korea Information & Technology Fund	￦	148,255	￦	—	￦	17,956	￦	(2,236)	￦	163,975
KT-SB Venture Investment Fund		4,470		(4,470)		—		—		—
KT-IBKC Future Investment Fund 1		9,961		3,750		389		—		14,100
KT-CKP New Media Investment Fund		281		(174)		27		—		134
K Bank Inc.		52,655		21,782		(28,865)		(414)		45,158
Others 1		56,785		(7,867)		7,241		(11,866)		44,293

	￦	272,407	￦	13,021	￦	(3,252)	￦	(14,516)	￦	267,660

	2020
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures 1		Others		Ending
Korea Information & Technology Fund	￦	163,975	￦	—	￦	12,205	￦	(6,025)	￦	170,155
KT-IBKC Future Investment Fund 1		14,100		—		2,090		—		16,190
KT-CKP New Media Investment Fund		134		(134)		—		—		—
K Bank Inc.		45,158		195,011		(30,209)		(1,688)		208,272
Hyundai Robotics Co., Ltd.		—		50,000		(64)		1,000		50,936
Others 1		44,293		28,400		34,298		5,337		112,328

	￦	267,660	￦	273,277	￦	18,320	￦	(1,376)	￦	557,881

1
KT investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue and expense. These include its share in net gain from associates and joint ventures of
￦
279 million (2018: net loss of
￦
445 million, 2019: net gain of
￦
52 million) recognized as operating revenue during the period.

Summary of Financial Information of Associates and Joint Ventures
Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2019 and 2020, is as follows:

(In millions of Korean won)	December 31, 2019
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	113,233	￦	378,691	￦	—	￦	—
KT-IBKC Future Investment Fund 1		28,200		—		—		—
KT-CKP New Media Investment Fund		3		267		—		—
K Bank Inc.		2,480,065		78,566		2,350,375		3,784

(In millions of Korean won)	December 31, 2020
	Current assets		Non-current assets		Current liabilities		Non-current liabilities

Korea Information & Technology Fund	￦	107,652	￦	402,812	￦	—	￦	—
KT-IBKC Future Investment Fund 1		32,379		—		—		—
K Bank Inc.		4,255,620		74,193		3,752,838		88,155
Hyundai Robotics Co., Ltd.		315,886		125,619		80,615		59,324

(In millions of Korean won)	2019
	Operating revenue		Profit (loss) for the year		Other comprehensive income(loss)		Total comprehensive income(loss)		Dividends received from associates

Korea Information & Technology Fund	￦	70,577	￦	53,867	￦	6,132	￦	59,999	￦	4,280
KT-IBKC Future Investment Fund 1		1,694		779		—		779		—
KT-CKP New Media Investment Fund		56		55		—		55		—
K Bank Inc.		92,720		(100,773)		(23)		(100,796)		—

(In millions of Korean won)	2020
	Operating revenue		Profit (loss) for the year		Other comprehensive income(loss)		Total comprehensive income(loss)		Dividends received from associates

Korea Information & Technology Fund	￦	54,473	￦	36,615	￦	9,647	￦	46,262	￦	9,241
KT-IBKC Future Investment Fund 1		6,551		4,179		—		4,179		—
K Bank Inc.		80,301		(105,374)		(1,126)		(106,500)		—
Hyundai Robotics Co., Ltd.		195,311		(642)		11,573		10,931		—

Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures
Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as at and for the years end December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)

Korea Information & Technology Fund	￦	491,924	33.30%	￦	163,975	￦	—	￦	163,975
KT-IBKC Future Investment Fund 1		28,200	50.00%		14,100		—		14,100
KT-CKP New Media Investment Fund		270	49.70%		134		—		134
K Bank Inc. 1		204,472	10.00%		45,158		—		45,158

1	12.1% of non-voting convertible stock are excluded from percentage of ownership for K Bank Inc.

(In millions of Korean won)	December 31, 2020
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
Korea Information & Technology Fund	￦	510,464	33.30%	￦	170,155	￦	—	￦	170,155
KT-IBKC Future Investment Fund 1		32,379	50.00%		16,190		—		16,190
K Bank Inc. 1		488,819	34.00%		166,198		42,074		208,272
Hyundai Robotics Co., Ltd.		301,566	10.00%		30,157		20,779		50,936

1	12.1% of non-voting convertible stock are excluded from percentage of ownership for K Bank Inc.